Consolidated Statements of Operations and Comprehensive Income/ (Loss)	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Total revenues	¥ 565,273,477	$ 78,636,898	¥ 497,868,200	¥ 651,991,593
Total cost of revenues	(576,442,434)	(80,190,646)	(513,738,832)	(614,605,479)
Gross profit/(loss)	(11,168,957)	(1,553,748)	(15,870,632)	37,386,114
Operating expenses
Selling expenses	(7,906,030)	(1,099,832)	(11,943,136)	(16,032,550)
Provision for credit losses	(9,450,681)	(1,314,713)	(18,216,749)	(938,209)
Impairment charges on long-lived assets			(5,648,685)
Lease termination (loss) / gain	1,945,824	270,689	(478,933)
General and administrative expenses	(24,456,958)	(3,402,280)	(26,202,413)	(17,616,830)
Research and development expenses	(1,079,023)	(150,107)	(1,394,072)	(2,096,317)
Total operating expenses	(40,946,868)	(5,696,243)	(63,883,988)	(36,683,906)
Operating profit/(loss)	(52,115,825)	(7,249,991)	(79,754,620)	702,208
Other income/ (expenses)
Other (expenses) / income, net	1,166,476	162,272	(931,896)	(205,903)
Foreign exchange gain/ (loss),net	(2,914,296)	(405,417)	(1,401,573)	4,407,133
Financial expenses, net	(2,609,622)	(363,032)	(995,245)	(943,324)
Total other income/ (expenses), net	(4,357,442)	(606,177)	(3,328,714)	3,257,906
Income before income tax/(loss) before income tax benefit)	(56,473,267)	(7,856,168)	(83,083,334)	3,960,114
Income tax (expenses) / benefit	536,227	74,596	2,807,990	(2,582,217)
Share of income of equity method investees, net of tax of nil	427,493	59,470
Net income/(loss)	(55,509,547)	(7,722,102)	(80,275,344)	1,377,897
Less: Net loss attributable to non-controlling interests	(5,939,348)	(826,241)	(7,698,604)	(2,510,826)
Net income/ (loss) attributable to the Jayud Global Logistics Limited’s ordinary shareholders	(49,570,199)	(6,895,861)	(72,576,740)	3,888,723
Net income/(loss)	(55,509,547)	(7,722,102)	(80,275,344)	1,377,897
Foreign currency translation difference, net of tax	729,497	101,483	(1,360,107)	(200,146)
Total comprehensive income/ (loss)	(54,780,050)	(7,620,619)	(81,635,451)	1,177,751
Less: total comprehensive loss attributable to non-controlling interest	(5,939,348)	(826,241)	(7,698,604)	(2,510,826)
Total comprehensive income/ (loss) attributable to Jayud Global Logistics Limited’s ordinary shareholders	¥ (48,840,702)	$ (6,794,378)	¥ (73,936,847)	¥ 3,688,577
Net income/ (loss) per share
Net income/ (loss) per share, Basic (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (1.7)	$ (0.24)	¥ (3.47)	¥ 0.22
Net income/ (loss) per share, Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (1.7)	$ (0.24)	¥ (3.47)	¥ 0.22
Weighted average shares
Weighted average shares, Basic (in Shares)	29,085,753	29,085,753	20,924,500	18,071,233
Weighted average shares, Diluted (in Shares)	29,085,753	29,085,753	20,924,500	18,071,233
Revenues - Freight Forwarding
Total revenues	¥ 321,266,473	$ 44,692,348	¥ 342,385,856	¥ 575,025,539
Revenues - Freight Forwarding - Related Parties
Total revenues	1,844,714	256,624	196,575	2,541,486
Revenues - Supply Chain Management and Others
Total revenues	241,277,110	33,564,786	155,285,769	74,424,568
Revenues - Supply Chain Management and Others - Related Parties
Total revenues	885,180	123,140
Cost of revenues - Freight Forwarding
Total cost of revenues	(279,595,142)	(38,895,323)	(285,373,033)	(419,767,446)
Cost of revenues - Freight Forwarding - Related Parties
Total cost of revenues	(52,003,535)	(7,234,369)	(74,585,237)	(122,842,712)
Cost of revenues - Supply Chain Management and Others
Total cost of revenues	¥ (244,843,757)	$ (34,060,954)	¥ (153,780,562)	¥ (71,995,321)